SUPPLEMENTAL OIL AND GAS INFORMATION (UNAUDITED) - Capitalized Costs (Details) - USD ($)	3 Months Ended		6 Months Ended	9 Months Ended	12 Months Ended
	Dec. 31, 2016	Mar. 31, 2016	Dec. 31, 2016	Mar. 31, 2016	Jun. 30, 2016	Jun. 30, 2015
Capitalized Costs Related to Oil and Gas Activities
Unproved properties						$ 14,311,000
Total oil and gas properties						14,311,000
Net capitalized costs						14,311,000
Full impairment of unproved oil and gas properties	$ 753,000	$ 14,331,000	$ 753,000	$ 14,331,000	$ 14,331,000
Republic of Guinea
Capitalized Costs Related to Oil and Gas Activities
Unproved properties						14,311,000
Total oil and gas properties						14,311,000
Net capitalized costs						$ 14,311,000